WARRANTS (Details Narrative) - USD ($)				1 Months Ended
	Mar. 12, 2020	Jan. 08, 2020	Dec. 09, 2019	Jan. 17, 2020	May 31, 2020	Nov. 30, 2019
Warrant issued, fair value						$ 18,084
Exercise price, per share
Remaining contractual life					4 years 7 months 13 days
EMA Financial, LLC
Warrant issued, fair value					$ 85,156
Exercise price, per share			$ 12
Risk-free interest rate			0.28%
Dividend Yield			0.00%
Remaining contractual life			4 years 7 months 20 days
Average expected volatility			61.00%
Peak One Opportunity Fund L.P.
Warrant issued, fair value					31,793
Exercise price, per share		$ 10
Risk-free interest rate		0.27%
Dividend Yield		0.00%
Remaining contractual life		4 years 6 months 11 days
Average expected volatility		60.60%
Crown Bridge
Warrant issued, fair value					13,834
Exercise price, per share				$ 12.5
Risk-free interest rate				0.28%
Dividend Yield				0.00%
Remaining contractual life				4 years 7 months 10 days
Average expected volatility				60.90%
Armada
Warrant issued, fair value					$ 12,341
Exercise price, per share	$ 12.5
Risk-free interest rate	0.29%
Dividend Yield	0.00%
Remaining contractual life					4 years 9 months 11 days
Average expected volatility	61.54%